Note 17 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	€ 6,062
Intangible Assets and Goodwill
Goodwill at end of period	6,148	€ 6,062
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	4,837	5,503
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	139	(666)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	4,976	4,837
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	509	624
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(76)	(115)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	433	509
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	493	523
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	24
Increase Decrease Through Net Exchange Differences Goodwill	17	(44)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	(10)
Goodwill at end of period	510	493
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	168	191
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	7	(22)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	175	168
Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	32	68
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(1)	(3)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	(33)
Goodwill at end of period	31	32
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	23	28
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	0	(1)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	(4)
Additional Recognition Goodwill	0	0
Goodwill at end of period	23	23
Total [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	6,062	6,937
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	24
Increase Decrease Through Net Exchange Differences Goodwill	86	(851)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	(4)
Additional Recognition Goodwill	0	(43)
Goodwill at end of period	€ 6,148	€ 6,062